First Investors Life Insurance Company

[LOGO]
95 Wall Street
New York, NY 10005

May 4, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:

First Investors Life Level Premium Variable Life Insurance
(Separate Account B) (“Registrant”)
File Nos. 002-98410 and 811-04328

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Act”), that:

(1)

The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 31 to Registrant’s Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

(2)

The text of Post-Effective Amendment No. 31 was filed electronically with the Commission.

Very truly yours,

/s/ Joanne McIntosh

Joanne McIntosh

Senior Counsel

212 858-8265